UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004

Vanguard Utilities Index Fund	Shares	Market Value (000)

COMMON STOCKS (100.3%)

Energy Miscellaneous (1.9%)
* Reliant Energy, Inc.	33,745	$ 401
* NRG Engergy	7,172	230
* Calpine Corp.	50,244	195
Texas Genco Holdings, Inc.	1,840	86
Crosstex Energy, Inc.	343	14

		926

Utilities--Electrical (84.2%)
Exelon Corp.	74,519	3,108
Southern Co.	83,307	2,732
Duke Energy Corp.	105,860	2,676
Dominion Resources, Inc.	38,407	2,515
TXU Corp.	32,444	2,038
Entergy Corp.	25,614	1,660
* PG E Corp.	47,943	1,595
FirstEnergy Corp.	37,232	1,572
American Electric Power Co., Inc.	44,663	1,526
FPL Group, Inc.	19,866	1,397
Consolidated Edison Inc.	27,255	1,195
Public Service Enterprise Group, Inc.	26,779	1,178
Progress Energy, Inc.	26,465	1,162
PPL Corp.	21,325	1,108
Ameren Corp.	21,879	1,059
Edison International	33,101	1,056
Constellation Energy Group, Inc.	19,869	868
DTE Energy Co.	19,611	861
* AES Corp.	69,322	848
Xcel Energy, Inc.	45,133	815
Cinergy Corp.	19,461	805
NiSource, Inc.	29,743	648
SCANA Corp.	12,020	461
Pinnacle West Capital Corp.	10,403	460
Pepco Holdings, Inc.	21,141	451
Wisconsin Energy Corp.	13,276	442
Energy East Corp.	16,680	420
CenterPoint Energy Inc.	31,522	352
Alliant Energy Corp.	12,678	346
DPL Inc.	14,404	345
TECO Energy, Inc.	22,634	339
NSTAR	6,039	306
* Allegheny Energy, Inc.	14,504	278
Northeast Utilities	14,610	266
Puget Energy, Inc.	11,268	265
Hawaiian Electric Industries Inc.	9,148	258
OGE Energy Corp.	9,997	258
Great Plains Energy, Inc.	8,480	251
* CMS Energy Corp.	21,677	221
Westar Energy, Inc.	9,754	216
WPS Resources Corp.	4,024	195
PNM Resources Inc.	6,873	175
Duquesne Light Holdings, Inc.	8,677	153
IDACORP, Inc.	4,352	140
* Sierra Pacific Resources	13,359	137
Cleco Corp.	5,516	109
ALLETE, Inc.	3,000	109
Black Hills Corp.	3,504	108
* El Paso Electric Co.	5,406	97
UniSource Energy Corp.	3,863	94
Avista Corp.	5,265	94
UIL Holdings Corp.	1,583	85
CH Energy Group, Inc.	1,798	83
MGE Energy, Inc.	2,252	78
Otter Tail Corp.	2,819	76
Empire District Electric Co.	2,895	66
Central Vermont Public Service Corp.	1,352	30

		40,186

Utilities--Gas Distribution (10.6%)
Sempra Energy	23,546	871
KeySpan Corp.	18,081	715
Questar Corp.	9,540	485
ONEOK, Inc.	10,535	294
AGL Resources Inc.	8,093	269
National Fuel Gas Co.	8,898	251
UGI Corp. Holding Co.	5,805	236
Atmos Energy Corp.	8,696	235
Energen Corp.	3,722	215
Piedmont Natural Gas, Inc.	8,731	205
* Southern Union Co.	8,027	197
Peoples Energy Corp.	4,264	190
NICOR Inc.	5,005	185
WGL Holdings Inc.	5,530	168
New Jersey Resources Corp.	3,152	137
Northwest Natural Gas Co.	3,113	105
Southwest Gas Corp.	3,906	99
South Jersey Industries, Inc.	1,557	80
The Laclede Group, Inc.	2,214	71
Cascade Natural Gas Corp.	1,260	27
NUI Corp.	1,800	25

		5,060

Utilities--Gas Pipelines (1.3%)
Equitable Resources, Inc.	6,981	415
* Dynegy, Inc.	31,905	180

		595

Utilities--Miscellaneous (1.4%)
MDU Resources Group, Inc.	11,928	326
Vectren Corp.	8,650	226
* Aquila, Inc.	26,708	93

		645

Utilities--Water (0.9%)
Aqua America, Inc.	10,779	256
California Water Service Group	1,946	68
American States Water Co.	1,885	49
SJW Corp.	704	27
Connecticut Water Services, Inc.	914	25

		425

TOTAL INVESTMENTS
(Cost $41,708)		47,837

OTHER ASSETS AND LIABILITIES-NET (-0.3		(129)

NET ASSETS (100%)		$ 47,708

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $41,708,000. Net unrealized appreciation of investment securities for tax purposes was $6,129,000, consisting of unrealized gains of $6,296,000 on securities that had risen in value since their purchase and $167,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.